Details of Significant Accounts - Revenue, schedule of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Revenue from external customer contracts	$ 60,202	$ 53,505	$ 47,300